SEVEN CANYONS WORLD INNOVATORS FUND

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (95.01%)
Aerospace & Defense (1.77%)
DroneShield, Ltd.(a)(b)	766,058	$878,982

Agricultural Products & Services (0.93%)
Winfarm SAS(a)	107,247	459,425

Alternative Carriers (2.29%)
KINX, Inc.	18,746	1,134,429

Application Software (16.62%)
AGMO HOLDINGS BHD(a)	10,350	1,459
Beonic, Ltd.(a)	11,116,217	155,728
Catapult Group International, Ltd.(a)	1,060,600	1,337,221
Cerillion PLC	43,526	880,336
CYND Co., Ltd.(a)	104,700	499,129
Fabasoft AG	37,501	738,976
Freee KK(a)	65,200	981,505
Onesoft Solutions, Inc.(a)	1,503,100	791,076
Sidetrade	2,900	552,825
SmartCraft ASA(a)	505,246	1,466,950
SpiderPlus & Co.(a)	257,700	842,502
Total Application Software		8,247,707

Asset Management & Custody Banks (2.93%)
JTC PLC(b)(e)	20,711	251,596
Pensionbee Group PLC(a)	573,820	1,204,102
Total Asset Management & Custody Banks		1,455,698

Automotive Parts & Equipment (0.38%)
hGears AG(a)	71,280	190,080

Cargo Ground Transportation (–%)(f)
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	19	26

Commercial & Residential Mortgage Finance (1.53%)
Aavas Financiers, Ltd.(a)	34,218	760,418

Consumer Finance (3.82%)
Arman Financial Services, Ltd.(a)	75,609	1,893,999

Distributors (1.64%)
Sirca Paints India, Ltd.(b)(e)	211,258	812,350

	Shares	Value (Note 2)
Electrical Components & Equipment (1.87%)
Arcure SA(a)	178,198	$925,580

Electronic Components (2.40%)
Segyung Hitech Co., Ltd.	72,500	603,596
SOLUM Co., Ltd.(a)	38,400	585,834
Total Electronic Components		1,189,430

Electronic Equipment & Instruments (3.60%)
Basler AG(a)	24,586	279,628
GL Sciences, Inc.	25,500	460,265
Next Vision Stabilized Systems, Ltd.	73,500	1,048,638
Total Electronic Equipment & Instruments		1,788,531

Environmental & Facilities Services (0.19%)
Antony Waste Handling Cell, Ltd.(a)(b)(e)	14,995	91,971

Food Distributors (3.91%)
Kitwave Group PLC	453,869	1,939,219

Food Retail (1.90%)
Midi Utama Indonesia Tbk PT	38,538,400	941,396

Health Care Equipment (0.20%)
Angle PLC(a)	575,000	101,760

Health Care Technology (1.68%)
Reliq Health Technologies, Inc.(a)(c)(d)(g)	4,073,306	512,122
SyntheticMR AB(a)	120,400	323,748
Total Health Care Technology		835,870

Home Improvement Retail (1.83%)
Victorian Plumbing Group PLC	775,500	909,723

Industrial Machinery & Supplies & Components (0.63%)
XRF Scientific, Ltd.	347,299	311,613

Interactive Media & Services (1.37%)
Trustpilot Group PLC(a)(b)(e)	250,100	679,723

Investment Banking & Brokerage (12.27%)
flatexDEGIRO AG	189,480	2,688,739
JDC Group AG(a)	140,819	3,167,013
M&A Research Institute Holdings, Inc.(a)	9,300	232,081
Total Investment Banking & Brokerage		6,087,833

IT Consulting & Other Services (4.85%)
Allied Digital Services, Ltd.	266,700	584,365
Converge Technology Solutions Corp.	64,800	203,677

	Shares	Value (Note 2)
IT Consulting & Other Services (continued)
Spyrosoft SA(a)	6,500	$686,225
System Support, Inc.	79,000	930,971
Total IT Consulting & Other Services		2,405,238

Metal, Glass & Plastic Containers (2.41%)
Time Technoplast, Ltd.	309,700	1,197,389

Packaged Foods & Meats (4.08%)
Ifuji Sangyo Co., Ltd.	88,000	770,116
LT Foods, Ltd.	205,300	630,863
Manorama Industries, Ltd.	81,949	622,817
Total Packaged Foods & Meats		2,023,796

Paper & Plastic Packaging Products & Materials (0.22%)
Arrow Greentech, Ltd.	16,355	110,403

Pharmaceuticals (0.50%)
Beta Drugs, Ltd.(a)(b)(e)	17,200	249,582

Real Estate Operating Companies (0.74%)
Arealink Co., Ltd.	34,000	367,071

Research & Consulting Services (3.98%)
Elixirr International PLC	215,800	1,527,633
Intloop, Inc.(a)	21,600	445,049
Total Research & Consulting Services		1,972,682

Security & Alarm Services (4.69%)
Blackline Safety Corp.(a)	732,200	2,328,182

Semiconductor Materials & Equipment (1.39%)
FNS Tech Co., Ltd.	59,000	690,941

Semiconductors (0.92%)
EnSilica PLC(a)	684,647	458,693

Specialized Finance (1.69%)
CSL Finance, Ltd.	154,200	837,224

Systems Software (1.00%)
TECSYS, Inc.	19,500	498,743

Technology Hardware, Storage & Peripherals (0.23%)
Asetek A/S(a)	318,193	115,372

Trading Companies & Distributors (1.31%)
IPD Group, Ltd.	207,600	649,516

	Shares	Value (Note 2)
Transaction & Payment Processing Services (3.24%)
Boku, Inc.(a)(b)(e)	536,754	$1,231,492
CSU Digital SA	114,100	376,788
Total Transaction & Payment Processing Services		1,608,280

TOTAL COMMON STOCKS
(Cost $44,376,433)		47,148,875

WARRANTS (0.00%)(f)
Transaction & Payment Processing Services (0.00%)
Reliq Health Technologies Warrants, Strike Price $0.52, Expires 04/05/2026	2,812,500	–
TOTAL WARRANTS
(Cost $0)		–

	7 Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENT (5.83%)

State Street Institutional US Government Money Market Fund, Investor Class	5.187%	2,893,915	$2,893,915
			2,893,915
TOTAL SHORT-TERM INVESTMENT
(Cost $2,893,915)			2,893,915

TOTAL INVESTMENTS (100.84%)
(Cost $47,270,348)			$50,042,790

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.84%)			(418,639)

NET ASSETS (100.00%)			$49,624,151

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2024, the fair value of those securities was $4,195,695 representing 8.45% of net assets.
(c)	Security deemed to be restricted as of June 30, 2024. As of June 30, 2024, the fair value of restricted securities in the aggregate was $512,122, representing 1.03% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements.
(d)	Security deemed to be illiquid under the procedures utilized by the valuation designee. As of June 30, 2024, the fair value of illiquid securities in the aggregate was $512,122, representing 1.03% of the Fund's net assets.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the fair value of securities restricted under Rule 144A in the aggregate was $3,316,714, representing 6.68% of net assets.

(f)	Less than 0.005%.
(g)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Portfolio of Investments section.

At June 30, 2024, Seven Canyons World Innovators Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	7.1
Austria	1.6
Brazil	0.7
Canada	9.2
Denmark	0.2
France	4.1
Germany	13.4
Great Britain	16.3
India	16.5
Indonesia	2.0
Israel	2.2
Japan	11.7
Jersey	0.5
Malaysia	0.0(a)
Norway	3.1
Poland	1.4
South Korea	6.4
Sweden	0.7
United States	2.6
100.0

(a)	Less than 0.005%.

SEVEN CANYONS STRATEGIC GLOBAL FUND

PORTFOLIO OF INVESTMENTS

June 30, 2024 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (103.41%)
Aerospace & Defense (2.01%)
DroneShield, Ltd.(a)(b)	253,475	$290,839

Agricultural Chemicals (3.45%)
Terra Industries, Inc.	32,600	498,454

Agricultural Products & Services (1.60%)
Winfarm SAS(a)	53,800	230,469

Alternative Carriers (1.64%)
KINX, Inc.	3,927	237,646

Application Software (3.72%)
91APP, Inc.	35,000	106,052
AGMO HOLDINGS BHD(a)	2,484	350
Hyundai Ezwel Co., Ltd.	37,000	162,085
SmartCraft ASA(a)	92,639	268,972
Total Application Software		537,459

Asset Management & Custody Banks (2.96%)
JTC PLC(b)(c)	35,200	427,608

Automotive Parts & Equipment (0.27%)
hGears AG(a)	14,882	39,685

Commercial & Residential Mortgage Finance (1.82%)
Aavas Financiers, Ltd.(a)	11,800	262,229

Consumer Finance (2.54%)
Arman Financial Services, Ltd.(a)	14,634	366,580

Data Processing & Outsourced Services (1.43%)
Datamatics Global Services, Ltd.	27,832	206,702

Distributors (3.68%)
Inter Cars SA	1,584	219,167
Sirca Paints India, Ltd.(b)(c)	81,267	312,496
Total Distributors		531,663

Drug Retail (1.62%)
Corporativo Fragua SAB de CV	4,600	233,834

Electrical Components & Equipment (2.75%)
Arcure SA(a)	76,433	397,001

Electronic Components (3.29%)
Segyung Hitech Co., Ltd.	29,900	248,931

	Shares	Value (Note 2)
Electronic Components (continued)
SOLUM Co., Ltd.(a)	14,800	$225,790
Total Electronic Components		474,721

Electronic Equipment & Instruments (5.76%)
Basler AG(a)	6,314	71,812
GL Sciences, Inc.	9,300	167,861
Next Vision Stabilized Systems, Ltd.	18,806	268,309
Suprema, Inc.(a)	16,300	323,869
Total Electronic Equipment & Instruments		831,851

Electronic Manufacturing Services (1.41%)
Hanza AB	33,800	204,414

Environmental & Facilities Services (1.79%)
Antony Waste Handling Cell, Ltd.(a)(b)(c)	3,946	24,202
Water Intelligence PLC(a)	44,700	234,496
Total Environmental & Facilities Services		258,698

Food Distributors (4.84%)
Kitwave Group PLC	163,789	699,811

Food Retail (2.01%)
Midi Utama Indonesia Tbk PT	11,871,100	289,981

Health Care Technology (0.80%)
Reliq Health Technologies, Inc.(a)(d)(e)(f)	915,996	115,165

Home Improvement Retail (2.65%)
Victorian Plumbing Group PLC	326,700	383,245

Industrial Machinery & Supplies & Components (0.97%)
XRF Scientific, Ltd.	155,443	139,471

Investment Banking & Brokerage (9.23%)
flatexDEGIRO AG	55,273	784,329
JDC Group AG(a)	24,400	548,755
Total Investment Banking & Brokerage		1,333,084

IT Consulting & Other Services (5.18%)
Allied Digital Services, Ltd.	69,200	151,624
Converge Technology Solutions Corp.	20,600	64,749
Spyrosoft SA(a)	1,900	200,589
System Support, Inc.	28,100	331,143
Total IT Consulting & Other Services		748,105

Metal, Glass & Plastic Containers (3.05%)
Time Technoplast, Ltd.	114,000	440,757

Packaged Foods & Meats (2.95%)
Ifuji Sangyo Co., Ltd.	23,200	203,030

	Shares	Value (Note 2)
Packaged Foods & Meats (continued)
LT Foods, Ltd.	72,800	$223,706
Total Packaged Foods & Meats		426,736

Passenger Airlines (1.04%)
Controladora Vuela Cia de Aviacion SAB de CV, ADR(a)	23,600	150,096

Pharmaceuticals (0.71%)
Beta Drugs, Ltd.(a)(b)(c)	7,100	103,025

Research & Consulting Services (5.49%)
Elixirr International PLC	69,700	493,402
Intloop, Inc.(a)	7,800	160,712
My EG Services Bhd	644,050	139,254
Total Research & Consulting Services		793,368

Security & Alarm Services (3.02%)
Blackline Safety Corp.(a)	137,100	435,938

Semiconductor Materials & Equipment (3.09%)
FNS Tech Co., Ltd.	24,000	281,061
Qualitau, Ltd.	4,600	164,773
Total Semiconductor Materials & Equipment		445,834

Semiconductors (3.06%)
EnSilica PLC(a)	287,155	192,385
NVE Corp.	2,000	149,380
QuickLogic Corp.(a)	9,700	100,783
Total Semiconductors		442,548

Specialized Finance (2.05%)
CSL Finance, Ltd.	54,444	295,602

Systems Software (1.27%)
TECSYS, Inc.	7,200	184,151

Technology Distributors (4.96%)
Climb Global Solutions, Inc.	5,200	326,612
Richardson Electronics, Ltd./United States	32,855	390,646
Total Technology Distributors		717,258

Technology Hardware, Storage & Peripherals (0.32%)
Asetek A/S(a)	127,411	46,197

Trading Companies & Distributors (2.21%)
IPD Group, Ltd.	102,000	319,126

Transaction & Payment Processing Services (2.77%)
Boku, Inc.(a)(b)(c)	110,500	253,524

	Shares	Value (Note 2)
Trading Companies & Distributors (continued)
CSU Digital SA	44,500	$146,951
Total Transaction & Payment Processing Services		400,475

TOTAL COMMON STOCKS
(Cost $13,139,759)		14,939,826

WARRANTS (0.00%)(g)
Transaction & Payment Processing Services (0.00%)
Reliq Health Technologies Warrants, Strike Price $0.52, Expires 04/05/2026	937,500	–
TOTAL WARRANTS
(Cost $0)		–

TOTAL INVESTMENTS (103.41%)
(Cost $13,139,759)		$14,939,826

LIABILITIES IN EXCESS OF OTHER ASSETS (-3.41%)		(493,028)

NET ASSETS (100.00%)		$14,446,798

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2024, the fair value of those securities was $1,411,694 representing 9.77% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2024 the fair value of securities restricted under Rule 144A in the aggregate was $1,120,855, representing 7.76% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Portfolio of Investments section.
(e)	Security deemed to be restricted as of June 30, 2024. As of June 30, 2024, the fair value of restricted securities in the aggregate was $115,165 representing 0.80% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements.
(f)	Security deemed to be illiquid under the procedures utilized by the valuation designee. As of June 30, 2024, the fair value of illiquid securities in the aggregate was $115,165, representing 0.80% of the Fund's net assets.
(g)	Less than 0.005%.

At June 30, 2024, Seven Canyons Strategic Global Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	5.0
Brazil	1.0
Canada	5.4
Denmark	0.3
France	4.2
Germany	9.7
Great Britain	11.8
India	16.0
Indonesia	2.0
Israel	2.9
Japan	5.8
Jersey	2.9
Malaysia	0.9
Mexico	2.6
Norway	1.8
Poland	2.9
South Korea	9.9
Sweden	1.4
Taiwan	0.7
United States	13.1
100.0

Notes to Quarterly Portfolio of Investments

June 30, 2024 (Unaudited)

1.	ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This annual report describes the Seven Canyons Strategic Global Fund (the “Strategic Global Fund”) and Seven Canyons World Innovators Fund (the “World Innovators Fund”)(each individually a “Fund” or collectively “Funds”). Prior to January 28, 2022, the Strategic Global Fund was known as the Seven Canyons Strategic Income Fund. The Strategic Global and World Innovators Funds' primary investment objectives are long-term growth of capital. The Funds are each classified as diversified under the 1940 Act. The Strategic Global Fund currently offers Investor Class shares and the World Innovators Fund currently offers Investor Class and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board” or "Trustees") may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.	SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by the FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the period ended June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of June 30, 2024, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective interest method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Funds. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable

U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Funds normally pay dividends, if any, quarterly, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. The Funds may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.